Long Term Deposits and Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long term deposits and other assets
	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Rent deposits	572	418	66
Advertising deposits	810	734	115
Long term deposits and other assets	1,382	1152	181